Securities - Summary of Residual Term to Contractual Maturity of Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 53,968	$ 46,196
Securities measured at amortized cost	31,800	20,115
Securities issued	149,046	121,310
Denominated in US Dollars [member]
Disclosure of financial assets [line items]
Securities issued	68,400	54,400
Denominated in other foreign currencies [member]
Disclosure of financial assets [line items]
Securities issued	2,616	1,813
Financial assets at fair value [member]
Disclosure of financial assets [line items]
Securities issued	149,599	121,453
Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	2,368	2,699
Canada mortgage and housing corporation securities [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Securities issued	1,547	1,135
Securities measured at amortized cost [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	609	858
Securities measured at amortized cost [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	610	859
Securities measured at amortized cost [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,165	1,037
Securities measured at amortized cost [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,197	1,048
Securities measured at amortized cost [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	2,008	1,610
Securities measured at amortized cost [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	2,091	1,651
Securities measured at amortized cost [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	69	98
Securities measured at amortized cost [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	71	99
Debt securities designated at FVOCI [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	410	232
Debt securities designated at FVOCI [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	413	232
Debt securities designated at FVOCI [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	888	1,127
Debt securities designated at FVOCI [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	918	1,136
Debt securities designated at FVOCI [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	367	487
Debt securities designated at FVOCI [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	380	492
Debt securities designated at FVOCI [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	655	841
Debt securities designated at FVOCI [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 657	$ 839